Segment Information - Schedule of Carrying Amount Non-current Assets by Geographic Area (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Intangible assets	SFr 13,292	SFr 12,206	SFr 12,206
Property and equipment	385	288
Right-of-use assets	1,303	755
Total	14,980	13,249
Switzerland
Disclosure Of Operating Segments [Line Items]
Intangible assets	13,292	12,206
Property and equipment	200	17
Right-of-use assets	699
Total	14,191	12,223
Iceland
Disclosure Of Operating Segments [Line Items]
Property and equipment	173	253
Right-of-use assets	589	687
Total	762	940
Others
Disclosure Of Operating Segments [Line Items]
Property and equipment	12	18
Right-of-use assets	15	68
Total	SFr 27	SFr 86